Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 27, 2014	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013
Income Taxes
Effective income tax rate (as a percent)	36.00%	38.40%	37.90%	39.20%	37.00%	54.80%
Accrued interest and penalties	$ 0		$ 0		$ 0	$ 0